Financial Derivative Contracts and Hedge Accounting - Schedule of Portfolio of Financial Derivatives Assets (Detail) - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Assets	$ 2,980,926	$ 3,982,803
Liabilities	2,925,587	3,673,591
Derivatives held for hedge accounting [member]
Disclosure of detailed information about financial instruments [line items]
Assets	83,123	306,472
Liabilities	168,245	162,450
Derivatives Held For Trading [member]
Disclosure of detailed information about financial instruments [line items]
Assets	2,897,803	3,676,331
Liabilities	$ 2,757,342	$ 3,511,141